Consolidated Statements of Income		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2021 HKD ($) $ / shares shares	Dec. 31, 2020 HKD ($) $ / shares shares
Income Statement [Abstract]
REVENUE		$ 1,435,397	$ 11,198,252	$ 16,870,748	$ 20,416,780
OPERATING EXPENSES:
Selling, general and administrative expenses		(2,012,552)	(15,700,930)	(15,140,959)	(16,553,262)
Total operating expenses		(2,012,552)	(15,700,930)	(15,140,959)	(16,553,262)
INCOME (LOSS) FROM OPERATIONS		(577,155)	(4,502,678)	1,729,789	3,863,518
OTHER INCOME (EXPENSE)
Interest income		135,643	1,058,222	1,219	209,293
Other income		27,687	216,000		753,518
Other expenses		(29,738)	(232,002)	(82,200)	(195,193)
Total other income (expense), net		133,592	1,042,220	(80,981)	767,618
INCOME (LOSS) BEFORE INCOME TAXES		(443,563)	(3,460,458)	1,648,808	4,631,136
INCOME TAX (EXPENSES) BENEFITS		(48,942)	(381,820)	(70,184)	(431,511)
NET INCOME (LOSS)		$ (492,505)	$ (3,842,278)	$ 1,578,624	$ 4,199,625
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic*	[1]	17,076,111	17,076,111	15,000,000	15,000,000
Diluted*	[1]	17,076,111	17,076,111	15,000,000	15,000,000
EARNINGS (LOSS) PER SHARE
Basic* | (per share)	[1]	$ (0.03)	$ (0.23)	$ 0.11	$ 0.28
Diluted* | (per share)	[1]	$ (0.03)	$ (0.23)	$ 0.11	$ 0.28

[1]	Giving retroactive effect to the 150,000-for-1 share split effected on July 15, 2021.